Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles as applied in the United States (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for financial information.
These unaudited condensed consolidated financial statements reflect all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. The results of operations for the three and nine months ended March 31, 2026 and 2025 are not necessarily indicative of results that can be expected for a full fiscal year. These unaudited condensed consolidated financial statements follow the same significant accounting policies as those described in the notes to the audited consolidated financial statements of the Company for the fiscal year ended June 30, 2025.

Basis of Presentation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles as applied in the United States (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for financial information.
On November 14, 2024, the Company effected a reverse stock split of the Company’s issued and outstanding Common Shares, by a ratio of
20-to-1
(the “Reverse Stock Split”). Accordingly, all Common Shares, stock options, warrants, as well as per share information, for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this Reverse Stock Split.

Discontinued Operations
Discontinued Operations
On March 4, 2026, the Company’s board of directors ratified, confirmed and approved the decision of the board members of BayMedica to wind down and exit BayMedica’s commercial operations business segment (“commercial operations”), which is the only revenue-generating commercial operations of the Company. BayMedica intends to substantially complete the wind down and exit prior to the end of its fiscal year ending June 30, 2026. During the interim period leading to the completion of operational wind down, BayMedica will continue its commercial operations including sales, marketing, limited manufacturing, and logistics. Following the wind down of commercial operations, the Company will focus exclusively on the development of its pharmaceutical drug candidates, including
INM-901
for Alzheimer’s disease and
INM-089
for dry
Age-related
Macular Degeneration as they advance towards IND filings and initial human clinical trials.
In connection with the wind down of commercial operations, BayMedica is expected to incur severance and other employee-related costs of approximately $550,000 and expects to incur additional related expenditures of approximately $120,000 through the end of the current fiscal year. These expenditures are expected to be reduced by the profits from the sale of BayMedica’s products prior to the completion of operational wind down.
The estimates of the charges and costs that BayMedica expects to incur, and the timing thereof, as well as its revenue expectations, are subject to a number of assumptions and actual results may differ materially from those described above. In addition, BayMedica may incur other charges or cash expenditures not currently contemplated due to unanticipated events that may occur as a result of or in connection with the wind down of its commercial operations.
Refer to Note 3 for additional information on discontinued operations. All other notes to these consolidated financial statements present the results of continuing operations and exclude amounts related to discontinued operations for all periods presented.

Reclassifications
Reclassifications
Certain prior year amounts in the condensed consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year’s presentation. These reclassifications did not affect the prior period’s total assets, total liabilities, shareholders’ equity, net loss or net cash used in operating activities. During the three and nine months ended March 31, 2025, the Company reclassed certain prior year costs from research and development to general and administrative.

Reclassifications
Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year’s presentation. These reclassifications did not affect the prior period’s total assets, total liabilities, shareholders’ equity, net loss or net cash used in operating activities. During the year ended June 30, 2024, the Company reclassed prior year costs from research and development to general and administrative.

Use of Estimates
Use of Estimates
The preparation of financial statements in compliance with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the balance sheet date, and the corresponding revenues and expenses for the periods reported. It also requires management to exercise judgment in applying the Company’s accounting policies. In the future, actual experience may differ from these estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to these consolidated financial statements are the application of the going concern assumptions, determining the fair value of share-based payments, income tax provisions, warrant valuations, and the assumptions used in the determination of research & development accruals.
Actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in compliance with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the balance sheet date, and the corresponding revenues and expenses for the periods reported. It also requires management to exercise judgment in applying the Company’s accounting policies. In the future, actual experience may differ from these estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to these consolidated financial statements are the application of the going concern assumptions, determining the fair value of share-based payments, income tax provisions, write-down of inventories to net realizable value, warrant valuations, and the assumptions used in the determination of research & development accruals.
Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation
These condensed consolidated financial statements include the accounts of the Company and its subsidiaries, InMed Pharmaceutical Ltd.; BayMedica, LLC; Biogen Sciences Inc.; and Sweetnam Consulting Inc. Biogen Sciences Inc. and Sweetnam Consulting Inc. are inactive subsidiaries. A subsidiary is an entity that the Company controls, either directly or indirectly, where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All inter-company transactions and balances including unrealized income and expenses arising from intercompany transactions are eliminated in preparing these condensed consolidated financial statements.

Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries, InMed Pharmaceutical Ltd; BayMedica, LLC; Biogen Sciences Inc.; and Sweetnam Consulting Inc. Biogen Sciences Inc. and Sweetnam Consulting Inc. are inactive subsidiaries. A subsidiary is an entity that the Company controls, either directly or indirectly, where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All inter-company transactions and balances including unrealized income and expenses arising from intercompany transactions are eliminated in preparing these consolidated financial statements.

Foreign Currency
Foreign Currency
The functional currency of the Company and its subsidiaries is the U.S. Dollar. These condensed consolidated financial statements are presented in U.S. Dollars. References to “$” and “US$” are to United States (“U.S.”) dollars and references to “C$” are to Canadian dollars.

Foreign Currency
The functional currency of the Company and its subsidiaries is the U.S. Dollar. These consolidated financial statements are presented in U.S. Dollars. References to “$” and “US$” are to United States (“U.S.”) dollars and references to “C$” are to Canadian dollars.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include
cash-on-hand,
demand deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less when acquired that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. As of March 31, 2026 and June 30, 2025, the Company held $4.6 million and $4.5 million, respectively, of cash equivalents in a money market fund that is considered Level 1 in the financial instrument’s hierarchy due to the readily available quoted prices in active markets for identical instruments.

Cash and Cash Equivalents
Cash and cash equivalents include
cash-on-hand,
demand deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less when acquired that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. As of June 30, 2025 and 2024, the Company held $4,479,809 and $1,939,482, respectively, of cash equivalents in a money market fund that is considered Level 1 in the financial instruments
hierarchy due to the readily available quoted prices in active markets for identical instruments.

Short-term Investments
Short-term Investments
Short-term investments include fixed and variable rate guaranteed investment certificates, with terms greater than three months and less than twelve months. Due to the short-term nature of these investments the fair value of the investments approximates the current value. Guaranteed investment certificates are convertible to known amounts of cash and are subject to an insignificant risk of change in value.

Short-term Investments
Short-term investments include fixed and variable rate guaranteed investment certificates, with terms greater than three months and less than twelve months. Due to the short-term nature of these investments the fair value of the investments approximates the current value. Guaranteed investment certificates are convertible to known amounts of cash and are subject to an insignificant risk of change in value.

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
At times, cash balances may exceed the Federal Deposit Insurance Corporation or Canadian Deposit Insurance Corporation limits. The Company has not experienced any losses related to these balances. The uninsured cash balance as of March 31, 2026, was $2.4 million. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties
At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Canadian Deposit Insurance Corporation (“CDIC”) insurable limits. The Company has not experienced any losses related to these balances. The uninsured cash balance as of June 30, 2025, was $8.0 million. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.
The Company’s customers are primarily concentrated in the United States.

Concentration of customers
The following table summarizes the information about the Company’s concentration of customers:

	Customer A	Customer B	Customer C	Customer D	Customer E	Customer F	Customer G
Twelve Months Ended June 30, 2025
Revenues, customer concentration risk	26%	32%	*	*	*	*	*
Twelve Months Ended June 30, 2024
Revenues, customer concentration risk	10%	18%	34%	14%	12%	*	*
As of June 30, 2025
Accounts receivable, customer concentration risk	45%	12%	*	10%	*	15%	13%
As of June 30, 2024
Accounts receivable, customer concentration risk	32%	20%	15%	15%	14%	*	*

*	Less than 10%.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset or assets. If the carrying value exceeds the sum of undiscounted cash flows, the Company then determines the fair value of the underlying asset. Any impairment to be recognized is measured as the amount by which the carrying amount of the asset group exceeds the estimated fair
value of the asset group. Assets classified as held for sale are reported at the lower of the carrying amount or fair value, less costs to sell.

Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset or assets. If carrying value exceeds the sum of undiscounted cash flows, the Company then determines the fair value of the underlying asset. Any impairment to be recognized is measured as the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group. Assets classified as held for sale are reported at the lower of the carrying amount or fair value, less costs to sell.

Fair Value Measurements
Fair Value Measurements
Financial Assets
Financial assets are initially recognized at fair value, plus transaction costs that are directly attributable to their acquisition or issue and subsequently carried at amortized cost, using the effective interest rate method, less any impairment losses. No financial assets are or elected to be carried at fair value through profit or loss or where changes in fair value are recognized in the condensed consolidated statements of operations and comprehensive loss in other comprehensive loss.
Short-term investments are subsequently recorded at cost plus accrued interest, which approximates fair value due to short-term nature.
Financial Liabilities
To determine the fair value of financial instruments, the Company uses the fair value hierarchy for inputs used to measure fair value of financial assets and liabilities. This hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1 (highest priority), Level 2, and Level 3 (lowest priority).

Level 1	—	Unadjusted quoted prices in active markets for identical instruments.

Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3	—	Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available. Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.
The carrying value of cash and cash equivalents, short-term investments, accounts payable, and accrued liabilities approximate their carrying values as at March 31, 2026.

Fair Value Measurements
Financial Assets

Financial assets are initially recognized at fair value, plus transaction costs that are directly attributable to their acquisition or issue and subsequently carried at amortized cost, using the effective interest rate method, less any impairment losses. No financial assets are or elected to be carried at fair value through profit or loss or where changes in fair value are recognized in the consolidated statements of operations and comprehensive loss in other comprehensive loss.
Short-term investments are subsequently recorded at cost plus accrued interest, which approximates fair value due to short-term nature. Accounts receivable are reported at outstanding amounts, net of credit losses.
Financial Liabilities

To determine the fair value of financial instruments, the Company uses the fair value hierarchy for inputs used to measure fair value of financial assets and liabilities. This hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1 (highest priority), Level 2, and Level 3 (lowest priority).
Level 1 — Unadjusted quoted prices in active markets for identical instruments.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 — Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available. Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.
The carrying value of cash and cash equivalents, short-term investments, accounts receivable, and accounts payable and accrued liabilities, approximate their carrying values as at June 30, 2025 and 2024 due to their immediate or short-term maturities.

Earnings (Loss) Per Share
Earnings (Loss) Per Share
Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income or loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant period. As of March 31, 2026 and 2025, the Company has 900,363 and 1,150,363 respectively, pre-funded
warrants included in the basic earnings (loss) per share. Diluted earnings (loss) per common share (“Diluted EPS”) is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted. If the conversion of outstanding stock options and warrants into common share is anti-dilutive, then Diluted EPS is not presented separately from EPS.

The following table sets forth the number of potential Common Shares that have been excluded from diluted net income (loss) per share because their effect was anti-dilutive:

	As of March 31,
	2026	2025
Options	186,098	61,864
Warrants	2,588,847	509,580

	2,774,945	571,444

Earnings (Loss) Per Share
Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income or loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant period. As of June 30, 2025 and 2024, the Company has 1,952,363 and 34,700 respectively, pre-funded
warrants included in the basic earnings (loss) per share. Diluted earnings (loss) per common share (“Diluted EPS”) is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted. If the conversion of outstanding stock options and warrants into common share is anti-dilutive, then diluted EPS is not presented separately from EPS.
The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	Year ended June 30,
	2025	2024
Options	61,410	33,722
Warrants	2,588,847	509,580

	2,650,257	543,302

Share-based Payments
Share-based Payments
The Company follows the requirements of FASB ASC
718-10-10,
Share-Based Payments with regards to stock-based compensation issued to employees and non-employees.
The Company has agreements and arrangements that call for stock to be awarded to the employees and consultants at various times as compensation and periodic bonuses. The expense for this stock-based compensation is equal to the fair value of the stock price on the day the stock was awarded multiplied by the number of shares awarded. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.
The valuation methodology used to determine the fair value of the options issued during the period is the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including the volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options. Risk-free interest rates are calculated based on continuously compounded risk-free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common Shares and does not intend to pay dividends on its Common Shares in the foreseeable future. The expected forfeiture rate is estimated based on management’s best assessment.
Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the expected life of the awards.

Share-based Payments
The Company follows the requirements of FASB ASC
718-10-10,
Share-Based Payments with regards to stock-based compensation issued to employees and non-employees.
The Company has agreements and arrangements that call for stock to be awarded to the employees and consultants at various times as compensation and periodic bonuses. The expense for this stock-based compensation is equal to the fair value of the stock price on the day the stock was awarded multiplied by the number of shares awarded. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.
The valuation methodology used to determine the fair value of the options issued during the period is the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including the volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options. Risk-free interest rates are calculated based on continuously compounded risk-free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common Stock and does not intend to pay dividends on its Common Stock in the foreseeable future. The expected forfeiture rate is estimated based on management’s best assessment.
Estimated volatility is a measure of the amount by which InMed’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the expected life of the awards.

Segment reporting
Segment reporting
Following the classification of the Commercial segment as discontinued operations, the Company has one reportable segment that constitutes consolidated results consisting of its operations. Unless otherwise noted, all activities and amounts reported in the following notes relate to the continuing operations of the Company and exclude activities and amounts related to discontinued operations. See notes 3 and 8 of the condensed consolidated financial statements for a discussion of discontinued operations and the Company’s operating segment.
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the Chief Executive Officer and the senior management team (CODM), in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment Pharma segment.

Segment reporting
The Company’s operations consist of two operating and reportable segments, the InMed Pharma segment and the BayMedica Commercial segment.
The InMed Pharma segment is largely organized around the research and development of small molecule pharmaceuticals drug candidates and the BayMedica Commercial segment is largely organized around manufacturing technologies to produce and commercialize bulk rare cannabinoids for sale as ingredients in the health and wellness industry (See Note 11).

Statement of Cash Flows
Statement of Cash Flows
The Company has elected to present cash flows from discontinued operations on a net basis within each category of the consolidated statements of cash flows. Accordingly, the consolidated statements of cash flows do not separately present cash flows from discontinued operations within operating, investing and financing activities. Additional information regarding discontinued operations is included in Note 3.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company has reviewed recent accounting pronouncements and concluded that they are either not applicable to the Company or that there was no material impact or no material impact is expected in these condensed consolidated financial statements as a result of future adoption.
In December 2025, the FASB issued ASU
2025-12,
Codification Improvements
, which clarifies various topics in the Accounting Standards Codification to improve consistency and address technical corrections. Key improvements include clarifying the calculation of diluted earnings per share (EPS)
when a loss from continuing operations exists
.
The amendments in this update are effective for the Company beginning January 1, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In December 2025, the FASB issued ASU
2025-11,
Interim Reporting (Topic 270): Narrow Scope Improvements
. This update clarifies the applicability of interim reporting guidance and the form and content of interim financial statements. It also establishes a disclosure principle requiring an entity to disclose material events and changes occurring since the end of the last annual reporting period. ASU
2025-11
is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In July 2025, the FASB issued ASU
2025-05,
 Financial Instruments — Credit Losses
, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606,
 Revenue from Contracts with Customers
. ASU
2025-05
is effective for annual periods beginning after December 15, 2025 and interim periods within those annual reporting periods and should be applied prospectively, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In November 2024, the FASB issued ASU
2024-03,
 Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures
, which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU should be applied on a prospective basis, with retrospective application permitted. The amendments in this update are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the future effect the adoption of this ASU will have on our consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which requires disclosure of specific categories meeting a quantitative threshold within the income tax rate reconciliation, as well as disaggregation of income taxes paid by jurisdiction. This ASU, which can be applied either prospectively or retrospectively, is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company has adopted this accounting pronouncement.

Recent Accounting Pronouncements
The Company has reviewed recent accounting pronouncements and concluded that they are either not applicable to the Company or that there was no material impact or no material impact is expected in these consolidated financial statements as a result of future adoption.
In November 2024, the FASB issued ASU
2024-03,
 Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures
, which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU should be applied on a prospective basis, with retrospective application permitted. The amendments in this update are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the future effect the adoption of this ASU will have on our consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which requires disclosure of specific categories meeting a quantitative threshold within the income tax rate reconciliation, as well as disaggregation of income taxes paid by jurisdiction. This ASU, which can be applied either prospectively or retrospectively, is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this ASU and expects to include updated income tax disclosures in its fiscal year 2026.
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
, which enhances reportable segment disclosure requirements primarily through expanded disclosures around significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The Company has adopted this accounting pronouncement.

Accounts Receivable
Accounts Receivable
Accounts receivable are recorded at invoiced amounts, net of any credit losses. The provision for credit losses is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable.
The Company evaluates the collectability of accounts receivable on a regular basis based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience.
Changes in the allowance for expected credit losses for trade accounts receivable are presented in the table below:

Years Ended June 30, 2025 and 2024
Balance as of July 1, 2023	$66,775
Provision	—
Write-offs	(66,775)

Balance as of June 30, 2024	—
Provision	2,424

Balance as of June 30, 2025	$2,424

Deferred Offering Costs
Deferred Offering Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After the consummation of equity or debt financings, these related costs are recorded in shareholders’ equity or liabilities as a reduction of proceeds generated as a result of the offering. If the planned financing is abandoned, the deferred offering costs are thereafter expensed as a charge to other income (expense) in the consolidated statement of operations. As of June 30, 2025 and 2024, the Company recorded $nil and $106,299 in deferred offering costs, respectively. During the year ended June 30, 2025 and 2024 the Company expensed $20,000 and $nil, respectively.

Inventories
Inventories
Inventories are initially valued at weighted average cost and subsequently valued at the lower of weighted average cost and net realizable value. Costs included in inventories are the purchase price of goods and cost of services rendered, freight costs, warehousing costs, purchasing costs and production and labor costs related to manufacturing.
In determining any valuation allowances, the Company reviews inventory for obsolete, redundant, and slow-moving goods. As of June 30, 2025 and 2024, the Company has $nil and $103,434, respectively, as a valuation allowance to reduce weighted average cost to net realizable value. During the year ended June 30, 2025 and 2024, the Company recorded an inventory write-down due to net realizable value of $nil and $103,136 respectively, and recorded an inventory write-down due to obsolescence of $nil and $208,737, respectively.

Property, Equipment and ROU Assets, Net
Property, Equipment and ROU Assets, Net
Computer equipment, lab equipment and furnishings are recorded at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of computer equipment, lab equipment and furnishings comprise their purchase price. The computer equipment, lab equipment and furnishings are reviewed at least once per year for impairment. Equipment and furniture are depreciated using the straight-line method based on their estimated useful lives as follows:

•	Computer equipment — 5 years

•	Lab equipment — 6 - 10 years

Computer equipment and lab equipment, acquired or disposed of during the year, are depreciated proportionately for the period they are in use.
The
right-of-use
assets are initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received. The assets are amortized to the earlier of the end of the useful life of the right-of-use
asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use
assets are periodically reduced by impairment losses, if any, and adjusted for certain re-measurements
of the lease liability (see Note 2 Lease (i)).

Intangible Assets, Net
Intangible Assets, Net
Intangible assets are comprised of acquired intellectual property, which consists of certain patents and technical know-how.
The intellectual property is recorded at cost and is amortized on a straight-line basis over an estimated useful life of 18 years net of any accumulated impairment losses. There is no impairment loss during the years ended June 30, 2025 and 2024.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At June 30, 2025, and June 30, 2024, the Company had a full valuation allowance against its deferred tax assets.
Per FASB ASC
740-10,
disclosure is not required of an uncertain tax position unless it is considered probable that a claim will be asserted and there is a more-likely-than-not
possibility that the outcome will be unfavorable. Using this guidance, as of June 30, 2025, and 2024, the Company has no uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company’s 2025, 2024, 2023, and 2022 United States and Canadian tax returns remain subject to examination by their respective taxing authorities. None of the Company’s tax returns are currently under examination.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue when the Company satisfies the performance obligations under the terms of a contract and control of its products and services is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products and services. ASC 606,
 Revenue from Contracts with Customers
 defines a five-step process to recognize revenue that requires judgment and estimates, including identifying the contract with the customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations in the contract, and recognizing revenue when or as the performance obligation is satisfied.
Revenue consists of manufacturing and distribution sales of bulk rare cannabinoids, which are recognized at a point in time. The Company recognizes revenue when control over the products has been transferred to the customer and the Company has a present right to payment. Sales and other taxes that are required to be remitted to regulatory authorities are recorded as liabilities and excluded from sales. Limited rights of return for claims of damaged or non-compliant
products, exist with the Company’s customers.
The Company has elected the practical expedient that allows it to recognize the incremental costs of obtaining a contract as an expense, when incurred, if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Revenues within the scope of ASC 606 do not include material amounts of variable consideration. Customer payments are generally due in advance of when control is transferred to the customer. Some of our larger customers are eligible for payment terms up
to ‘net 30 days’.

Cost of Sales
Cost of Sales
Cost of sales consists primarily of the purchase price of goods and cost of services rendered, freight costs, warehousing costs, and purchasing costs. Cost of sales also includes production and labor costs for the Company’s manufacturing business.

Shipping and Handling
Shipping and Handling
The Company records freight billed to customers within Net sales. Shipping and handling costs associated with inbound freight and goods shipped to customers are recorded in cost of sales. Other shipping and handling costs, such as for quality assurance, are recorded in operating expenses.

Research and Development Costs
Research and Development Costs
The Company conducts research and development programs and incurs costs related to these activities, including research and development personnel compensation, services provided by contract research organizations and lab supplies. Research and development costs are expensed in the periods in which they are incurred.

Patents and Intellectual Property Costs
Patents and Intellectual Property Costs
The costs of filing for patents and of prosecuting and maintaining intellectual property rights are expensed as incurred due to the uncertainty surrounding the drug development process and the uncertainty of future benefits. Patents and intellectual property acquired from third parties for approved products or where there are alternative future uses are capitalized and amortized over the remaining life of the patent.

Leases
Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The lease liability is initially measured as the present value of future lease payments excluding payments made at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The lease liability is measured at amortized cost using the effective interest method. It is re-measured
when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is re-measured
in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to nil.
The Company has lease arrangements that include both lease and non-lease
components. The Company accounts for each separate lease component and its associated non-lease
components as a single lease component for all of its asset classes.
The Company has elected to apply the practical expedient to exclude initial direct costs such as annual operating costs from the measurement of the right-of-use
asset at the date of initial application. The

Company has elected to apply the practical expedient not to recognize right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The lease payments associated with these leases is recognized as an expense on a straight-line basis over the lease term.